SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Dreman International Value Fund DWS Dreman Mid Cap Value Fund DWS Dreman Small Cap Value Fund

Effective March 1, 2013, each of the above-listed funds will change its name as follows:

Current Name	New Name, Effective March 1, 2013
DWS Dreman International Value Fund	DWS International Value Fund
DWS Dreman Mid Cap Value Fund	DWS Mid Cap Value Fund
DWS Dreman Small Cap Value Fund	DWS Small Cap Value Fund

Please Retain This Supplement for Future Reference

January 11, 2013 PROSTKR-206